Annual Operating Expenses {- Fidelity® Overseas Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-09 - Fidelity® Overseas Fund - Fidelity Overseas Fund-Retail Class	Dec. 30, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.81%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.99%